COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 12 - COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is subject, from time to time, to claims by third parties under various legal disputes. The defense of such claims, or any adverse outcome relating to any such claims, could have a material adverse effect on the Company’s liquidity, financial condition and cash flows. As of August 12, 2020, the Company did not have any legal actions pending against it.

Commitments

The Company entered into various Seed Resale Agreements to sell Hemp seeds to growers. The Company is obligated to purchase from the growers' minimum future quantities of hemp biomass.